Note 11 - Equity Net Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended																12 Months Ended
		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Net earnings		$ 73		$ 81		$ 76		$ 85		$ 59		$ 65		$ 60		$ 65		$ 315		$ 249		$ 56
Net earnings attributable to noncontrolling interest																		0		(20)		(3)
Special Allocation Of Net Earnings	[1]																	(3)		0		(7)
Net Earnings, Excluding Noncontrolling Interest and Including Special Allocations																		318		229		60
General Partner Distributions	[2]																	(158)		(75)		(46)
Limited Partner's Distributions on units	[2]																	(344)		(259)		(171)
Distributions greater than earnings																		$ (184)		$ (105)		$ (157)
Common units - basic (units)																		98.2		84.7		54.2
Common unit equivalents																		0.0		0.1		0.0
Common units - diluted (units)																		98.2		84.8		54.2
Subordinated units - basic and diluted (units)	[3]																	0.0		0.0		5.6
Common - basic (dollars per unit)		$ 0.31	[4]	$ 0.46	[4]	$ 0.48	[4]	$ 0.64	[4]	$ 0.49	[4]	$ 0.62	[4]	$ 0.60	[4]	$ 0.63	[4]	$ 1.87	[4]	$ 2.33	[4]	$ 0.96
Common - diluted (dollars per unit)		$ 0.31	[4]	$ 0.46	[4]	$ 0.48	[4]	$ 0.64	[4]	$ 0.49	[4]	$ 0.62	[4]	$ 0.60	[4]	$ 0.63	[4]	1.87	[4]	2.33	[4]	0.96
Subordinated - basic and diluted (dollars per unit)																		$ 0.00		$ 0.00		$ 0.62
General Partner
General Partner Distributions	[2]																	$ (10)		$ (6)		$ (5)
General partner's IDRs	[2],[5],[6]																	(148)		(69)		(41)
Distributions greater than earnings	[7]																	(27)		(44)		(49)
Total partner's earnings (loss) on units																		131		31		(3)
Common
Limited Partner's Distributions on units	[2]																	(344)		(259)		(157)
Distributions greater than earnings																		(157)		(61)		(98)
Total partner's earnings (loss) on units																		184		198		52
Subordinated
Limited Partner's Distributions on units	[2],[3]																	0		0		(14)
Distributions greater than earnings	[3]																	0		0		(10)
Total partner's earnings (loss) on units	[3]																	$ 0		$ 0		$ 4

[1]	Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions fully allocated to the general partner and any special allocations. The adjustment reflects the special allocation to common units held by TLGP for the interest incurred in connection with borrowings on the Dropdown Credit Facility in lieu of using cash on hand to fund the Alaska Storage and Terminalling Assets acquisition during the year ended December 31, 2016.
[2]	Our distributions are declared subsequent to quarter end; therefore, the following table represents total cash distributions applicable to the period in which the distributions are earned.
[3]	On May 16, 2014, the subordinated units were converted into common units on a one-for-one basis and thereafter participate on terms equal with all other common units in distributions of available cash. Distributions and the Partnership’s net earnings were allocated to the subordinated units through May 15, 2014.
[4]	The sum of four quarters may not equal annual results due to rounding or the quarterly number of units outstanding.
[5]	IDRs entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $10 million of IDRs for the year ended December 31, 2015, waived by TLGP.
[6]	In connection with the Rockies Natural Gas Business Acquisition, our general partner waived its right to $10 million of general partner distributions with respect to IDRs during 2015.
[7]	We have revised the historical allocation of general partner earnings to include the Predecessors’ losses of $24 million, $43 million and $46 million for the years ended December 31, 2016, 2015 and 2014, respectively.